Financial risk management - Schedule of outstanding fixed income and money market investments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Risk management
Receivables	€ 13,213	€ 15,799
Credit risk
Risk management
Financial instruments with call period less than three months	495	306
Cash | Credit risk
Risk management
Receivables	2,816	2,889
Cash | AAA | Credit risk
Risk management
Receivables	0	0
Cash | AA+ – AA- | Credit risk
Risk management
Receivables	938	720
Cash | A+ – A- | Credit risk
Risk management
Receivables	1,654	2,004
Cash | BBB+ – BBB- | Credit risk
Risk management
Receivables	104	48
Cash | Other | Credit risk
Risk management
Receivables	120	117
Trading securities | Credit risk
Risk management
Receivables	6,791	8,741
Trading securities | Credit risk | Due within 3 months
Risk management
Receivables	3,018	4,815
Trading securities | Credit risk | Due between 3 and 12 months
Risk management
Receivables	114	407
Trading securities | Credit risk | Due between 1 and 3 years
Risk management
Receivables	474	339
Trading securities | Credit risk | Due between 3 and 5 years
Risk management
Receivables	66	189
Trading securities | Credit risk | Due beyond 5 years
Risk management
Receivables	303	102
Trading securities | AAA | Credit risk
Risk management
Receivables	800	1,504
Trading securities | AAA | Credit risk | Due within 3 months
Risk management
Receivables	789	1,496
Trading securities | AAA | Credit risk | Due between 3 and 12 months
Risk management
Receivables	0	0
Trading securities | AAA | Credit risk | Due between 1 and 3 years
Risk management
Receivables	11	8
Trading securities | AAA | Credit risk | Due between 3 and 5 years
Risk management
Receivables	0	0
Trading securities | AAA | Credit risk | Due beyond 5 years
Risk management
Receivables	0	0
Trading securities | AA+ – AA- | Credit risk
Risk management
Receivables	1,251	1,492
Trading securities | AA+ – AA- | Credit risk | Due within 3 months
Risk management
Receivables	273	727
Trading securities | AA+ – AA- | Credit risk | Due between 3 and 12 months
Risk management
Receivables	0	12
Trading securities | AA+ – AA- | Credit risk | Due between 1 and 3 years
Risk management
Receivables	34	27
Trading securities | AA+ – AA- | Credit risk | Due between 3 and 5 years
Risk management
Receivables	6	6
Trading securities | AA+ – AA- | Credit risk | Due beyond 5 years
Risk management
Receivables	0	0
Trading securities | A+ – A- | Credit risk
Risk management
Receivables	4,359	5,230
Trading securities | A+ – A- | Credit risk | Due within 3 months
Risk management
Receivables	1,874	2,346
Trading securities | A+ – A- | Credit risk | Due between 3 and 12 months
Risk management
Receivables	106	380
Trading securities | A+ – A- | Credit risk | Due between 1 and 3 years
Risk management
Receivables	365	241
Trading securities | A+ – A- | Credit risk | Due between 3 and 5 years
Risk management
Receivables	57	157
Trading securities | A+ – A- | Credit risk | Due beyond 5 years
Risk management
Receivables	303	102
Trading securities | BBB+ – BBB- | Credit risk
Risk management
Receivables	248	396
Trading securities | BBB+ – BBB- | Credit risk | Due within 3 months
Risk management
Receivables	69	244
Trading securities | BBB+ – BBB- | Credit risk | Due between 3 and 12 months
Risk management
Receivables	8	15
Trading securities | BBB+ – BBB- | Credit risk | Due between 1 and 3 years
Risk management
Receivables	64	63
Trading securities | BBB+ – BBB- | Credit risk | Due between 3 and 5 years
Risk management
Receivables	3	26
Trading securities | BBB+ – BBB- | Credit risk | Due beyond 5 years
Risk management
Receivables	0	0
Trading securities | Other | Credit risk
Risk management
Receivables	133	119
Trading securities | Other | Credit risk | Due within 3 months
Risk management
Receivables	13	2
Trading securities | Other | Credit risk | Due between 3 and 12 months
Risk management
Receivables	0	0
Trading securities | Other | Credit risk | Due between 1 and 3 years
Risk management
Receivables	0	0
Trading securities | Other | Credit risk | Due between 3 and 5 years
Risk management
Receivables	0	0
Trading securities | Other | Credit risk | Due beyond 5 years
Risk management
Receivables	€ 0	€ 0